Payroll and related benefits (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Payroll and Related Benefits

Million US dollar	2025	2024	2023
.
Wages and salaries	(5 393)	(5 285)	(5 164)
Social security contributions	(797)	(770)	(804)
Other personnel cost	(702)	(683)	(689)
Share-based payment expense	(625)	(644)	(570)
Pension expense for defined contribution plans	(178)	(183)	(150)
Pension expense for defined benefit plans	(139)	(150)	(166)
Payroll and related benefits	(7 835)	(7 715)	(7 544)

Summary of Number of Full Time Equivalents
The number of full-time equivalents can be split as follows:

	2025	2024	2023
.
AB InBev NV/SA (parent company)	218	229	236
Other subsidiaries	136 587	143 656	154 304
Total number of FTE	136 805	143 885	154 540